Commitment and Contingencies (Tables)	12 Months Ended
Sep. 30, 2023
Commitment and Contingencies [Abstract]
Schedule of Capital Commitments under Non-Cancelable Agreements	As of September 30, 2023, the company still has the following payments to be made in accordance with the contract:
Future payments	Capital commitments
October 2023 to September 2024	$2,575,365
October 2024 to September 2025	271,590
October 2025 to September 2026	-
October 2026 to September 2027	-
October 2027 to September 2028	-
Thereafter	-
Total	$2,846,955